FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Schedule of the fair value of financial instruments
The following table summarizes the fair value of financial instruments at December 31, 2020 and December 31, 2019:

Fair Value of Financial Instruments	December 31, 2020				December 31, 2019
In millions	Cost	Gain	Loss	Fair Value	Cost	Gain	Loss	Fair Value
Cash equivalents [1]	$1,105	$—	$—	$1,105	$417	$—	$—	$417
Restricted cash equivalents [2]	$6,223	$—	$—	$6,223	$29	$—	$—	$29
Total cash and restricted cash equivalents	$7,328	$—	$—	$7,328	$446	$—	$—	$446
Long-term debt including debt due within one year	$(15,612)	$—	$(2,725)	$(18,337)	$(15,608)	$—	$(1,633)	$(17,241)
Derivatives relating to:
Foreign currency [3]	—	4	(13)	(9)	—	6	(7)	(1)
Total derivatives	$—	$4	$(13)	$(9)	$—	$6	$(7)	$(1)
1.Represents held-to-maturity securities (primarily time deposits and money market funds) classified as cash equivalents, as these securities had maturities of three months or less at the time of purchase.
2.Includes $17 million of restricted cash classified as "Other current assets" and $6.2 billion classified as "Restricted cash" in the Consolidated Balance Sheets at December 31, 2020. See Note 6 for more information on Restricted Cash.
3. Presented net of cash collateral where master netting arrangements allow.

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The notional amounts of the Company's derivative instruments were as follows:

Notional Amounts	December 31, 2020	December 31, 2019
In millions
Derivatives not designated as hedging instruments:
Foreign currency contracts [1]	$(304)	$26
1.Presented net of contracts bought and sold.

Schedule of fair value of derivative instruments using Level 2 inputs	The presentation of the Company's derivative assets and liabilities is as follows:

Fair Value of Derivative Instruments at December 31, 2020
In millions	Balance Sheet Classification	Gross	Counterparty and Cash Collateral Netting [1]	Net Amounts Included in the Consolidated Balance Sheet
Asset derivatives:
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	13	(9)	4
Total asset derivatives		$13	$(9)	$4

Liability derivatives:
Derivatives not designated as hedging instruments:
Foreign currency contracts	Accrued and other current liabilities	$22	$(9)	$13
Total liability derivatives		$22	$(9)	$13

Fair Value of Derivative Instruments at December 31, 2019
In millions	Balance Sheet Classification	Gross	Counterparty and Cash Collateral Netting [1]	Net Amounts Included in the Consolidated Balance Sheet
Asset derivatives:
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	$16	$(10)	$6
Total asset derivatives		$16	$(10)	$6

Liability derivatives:
Derivatives not designated as hedging instruments:
Foreign currency contracts	Accrued and other current liabilities	$17	$(10)	$7
Total liability derivatives		$17	$(10)	$7
1.Counterparty and cash collateral amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.